Inventories - Summary of Inventories (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Raw materials and consumables	£ 1,193	£ 1,068
Work in progress	2,381	2,299
Finished goods	1,983	1,735
Total	£ 5,557	£ 5,102